Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest income	€ 31,432	€ 23,015	€ 22,389
Financial Assets At Fair Value Through Other Comprehensive Income Interest And Other Income	3,110	1,880	1,392
Financial Assets At Amortized Cost Interest And Other Income	25,258	18,364	18,357
Other Interest Income Interest And Other Income	3,064	2,770	2,640
Interest expense	(12,279)	(8,329)	(7,797)
Interest income (expense)	19,153	14,686	14,592
Dividend income	123	176	137
Share of profit (loss) of associates and joint ventures accounted for using equity method	21	1	(39)
Fee and commission income	8,261	6,997	5,980
Fee and commission expense	(2,907)	(2,232)	(1,857)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	64	134	139
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	8	27	106
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	56	106	33
Gains or losses on financial assets and liabilities held for trading net	562	341	777
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0	0
Reclassification Of Other Gains Losses To Held For Trading	562	341	777
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	(67)	432	208
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	(67)	432	208
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	150	335	56
Gains (losses) on hedging instrument, fair value hedges	(45)	(214)	7
Gains (losses) on exchange differences on translation, net of tax	1,275	883	359
Miscellaneous other operating income	528	661	492
Miscellaneous other operating expense	3,438	2,041	1,662
Income arising from insurance contracts	3,103	2,593	2,497
Expense arising from insurance contracts	(1,892)	(1,685)	(1,520)
Gross profit	24,890	21,066	20,166
Administrative expenses	9,432	8,296	7,799
Employee benefits expense	(5,612)	(5,046)	(4,695)
Other expense, by function	3,820	3,249	3,105
Depreciation and amortisation expense	(1,328)	(1,234)	(1,288)
Provision or reversal of provisions	(291)	(1,018)	(746)
Impairment loss on financial assets	3,379	3,034	5,179
Impairment financial assets measured at cost	(3,303)	(3,017)	(5,160)
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	(76)	(17)	(19)
Profit (loss) from operating activities	10,460	7,484	5,153
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	42	0	(190)
Impairment or reversal of impairment on non financial assets	(27)	(221)	(153)
Impairment tangible assets	53	(161)	(125)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(25)	(19)	(19)
Other impairment non financial assets	(55)	(41)	(9)
Gains(losses) on derecognized of non financial assets and subsidiaries net	(11)	24	(7)
Negative goodwill recognised in profit and loss	0	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	(108)	(40)	444
Profit (loss) before tax	10,356	7,247	5,248
Tax expense (income)	(3,529)	(1,909)	(1,459)
Profit (loss) from continuing operations	6,827	5,338	3,789
Profit (loss) from discontinued operations	0	280	(1,729)
Profit (loss)	6,827	5,618	2,060
Profit (loss), attributable to non-controlling interests	407	965	756
Profit (loss), attributable to owners of parent	€ 6,420	€ 4,653	€ 1,305
Basic earnings (loss) per share	€ 0.99	€ 0.67	€ 0.14
Basic earnings (loss) per share from continuing operations	0.99	0.63	0.40
Diluted earnings (loss) per share from continuing operations	0.99	0.63	0.40
Basic earnings (loss) per share from discontinued operations	0	0.04	(0.26)
Diluted earnings (loss) per share from discontinued operations	€ 0	€ 0.04	€ (0.26)